BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,037,124
Prepaid expenses	187,493
Total Current Assets	1,224,617
Deferred offering costs		$ 45,568
Cash and marketable securities held in Trust Account	690,306,930
TOTAL ASSETS	691,531,547	45,568
Current liabilities
Accrued expenses	2,180,406	5,288
Accrued offering costs		45,568
Total Current Liabilities	2,180,406	50,856
Deferred underwriting fee payable	24,150,000
Total Liabilities	26,330,406	50,856
Commitments (Note 5)
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	7,873,243
Accumulated deficit	(2,875,265)	(5,288)
Total Shareholders' Equity (Deficit)	5,000,001	(5,288)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	691,531,547	$ 45,568
Class A common stock
Current liabilities
Class A ordinary shares subject to possible redemption, 66,020,114 and no shares at $10.00 per share as of December 31, 2020 and 2019, respectively	660,201,140
Shareholders' Equity (Deficit)
Ordinary shares	298
Class B common stock
Shareholders' Equity (Deficit)
Ordinary shares	$ 1,725